Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 4,322	$ 9,295
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	0	0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Equity investment in VericiDx	$ 0	$ 0